Significant accounting estimates, judgments and assumptions in applying accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [abstract]
Significant accounting estimates, judgments and assumptions in applying accounting policies
3 Significant accounting estimates, judgments and assumptions in applying accounting policies
The preparation of the Group’s consolidated financial statements requires its management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, including disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
Judgments
In the process of applying the Group’s accounting policies, management has made the following judgments, which have the most significant effect on the amounts recognized in the consolidated financial statements:
Climate change
Up to now, the Group has not been significantly impacted by climate change, and, currently, Management has not considered the climate-related risks as part of the Group's top key risks. Nevertheless, Management will continue monitoring every year the potential risks resulting from the effects of climate change. So far, Management has not identified nor considered any material impacts of climate change on assumptions used and, on the Group's financial reporting (e.g. provisions, fixed assets, etc.).
Determining the lease term of contracts with renewal and termination options – Group as lessee
The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.
The Group has several lease contracts that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassesses the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate (e.g., construction of significant leasehold improvements or significant customization to the leased asset).
The Group has several lease contracts that include extension and termination options. These options are negotiated by management to align with the Group’s business needs.
The Group has assessed potential future rental payments relating to periods following the exercise date of extension and termination options that are not included in the lease term, and determined that there are no significant extension options expected not to be exercised nor significant termination options expected to be exercised.
Revenue from contracts with customers
The Group applied the following judgements that significantly affect the determination of the amount and timing of revenue from contracts with customers:
Principal versus agent considerations
The Group enters into contracts where it acts as a seller and determines the price and bears the obligation to deliver those goods to the customer. Under these contracts, the Group determines that it controls the goods before they are transferred to customers and hence is a principal. Additionally, in cases where the group enters into transactions wherein it provides marketing services, it is obliged to render the services as well as has the discretion to set the price, and hence is considered as a principal in such transactions.
In cases where the Group enters into a contract that provides the selling platform to sellers to sell goods and services to customers, the Group has no discretion in setting the price and has no inventory risk and hence is considered to be the agent in such transactions. The fulfillment services are seen as activities to fulfill the promise to transfer the goods to customers. The sale and the delivery services together constitute a single performance obligation.
Classification and presentation of other financial assets
The Group acquired investment grade bonds managed via a discretionary fund and securities. These investments are included in the statement of financial position as other financial assets. Investments in securities were fully disposed of in 2023. Further details can be found in Note 12.
Based on the terms of the discretionary fund agreement, the Group determines itself to be the principal in holding the investments in the bonds, which, as set out in the investment parameters, are held under a “hold to collect and sell” business model. The investments held via the discretionary fund are directly recognized by the Group and classified as financial assets measured at fair value through other comprehensive income.
The amounts of other financial assets are presented as current whenever maturity of the investments is within 12 months of the reporting date or if the Group expects to sell the asset within 12 months.
Estimates and assumptions
Regional Conflicts
The effects of ongoing regional conflicts have required reassessment of significant judgments and estimates to be made, including but not limited to:
•Estimates of net realizable value (NRV) of inventory may be subject to more estimation uncertainty than in the past, and determining the appropriate assumptions may require significant judgment.; and,
•Estimates of expected credit losses (ECL) attributable to accounts receivable arising from sales to customers on credit terms, including the incorporation of forward-looking information to supplement historical credit loss rates.
The Group has assessed that the ongoing regional conflicts did not have a significant impact on estimates and judgments. The Group continues to assess potential impact on an ongoing basis, more particularly as it relates to ECL and NRV provisions.
Uncertain tax positions
The Group operates in certain countries where the application of tax rules to complex transactions is sometimes open to interpretation, both by the Group and taxation authorities. Tax systems, regulations and enforcement processes also have varying stages of development creating uncertainty regarding application of tax law and interpretation of tax treatments. The Group is also subject to regular tax audits in the countries where it operates. When there is uncertainty over whether the taxation authority will accept a specific tax treatment under the local tax law, that tax treatment is considered uncertain. The resolution of tax positions taken by the Group, through negotiations with relevant tax authorities or through litigation, can take several years to complete and, in some cases, it is difficult to predict the ultimate outcome. Therefore, Management’s estimate is required to determine provisions for taxes.
Uncertain tax positions are assessed and reviewed by management at the end of each reporting period. Liabilities are recorded for tax positions that are determined by management as more likely than not to result in additional taxes being levied if the positions were to be challenged by the tax authorities. The assessment relies on estimates and assumptions and may involve a series of judgments about future events. These judgments are based on the interpretation of tax laws that have been enacted or substantively enacted by the end of the reporting period, and any known court or other rulings on such issues. Liabilities for penalties, interest and taxes are recognized based on management’s best estimate of the expenditure required to settle the obligations at the end of the reporting period. Management’s best estimate of the amount to be provided is determined by their judgment and, in some cases, reports from independent experts. Further details can be found in note 21.
Impairment of trade and other receivables
The Group applies the IFRS 9 simplified approach to measuring expected credit losses (ECL) which uses a lifetime expected loss allowance for all trade receivables. The estimated ECL are calculated based on actual credit loss experience over a period that, per business, countries and type of customers, is considered statistically relevant and representative of the specific characteristics of the underlying credit risk.
Using the practical expedient that is allowed by the standard, the Group has established provision matrices that are based on its historical credit loss experience for the previous years, adjusted for non-recurring events and for forward-looking factors per country which incorporate several macroeconomic elements such as the countries’ GDP and unemployment rates. The expected loss rates are reviewed annually, or when there is a significant change in external factors potentially impacting credit risk, and are updated where management’s expectations of credit losses change.
Generally, trade receivables are written-off if past due for more than one year and are not subject to enforcement activity under credit risk.